Subsequent Events	12 Months Ended
Oct. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

Results of the 2023 Extraordinary General Meeting of Shareholders

The Company held its 2023 extraordinary general meeting of shareholders on November 30, 2023. The final voting results for each matter submitted to a vote of shareholders at the meeting are as follows:

1. Authorized Share Increase

The authorized share capital of the Company be increased from US$150,000.00 divided into 1,000,000,000 shares each of a par value of US$0.00015 each.

2. Disposition

To approve by a special resolution the proposed sale of our subsidiary, Hangzhou Jiuyao New Energy Automobile Technology Co. Ltd. to Mr. Shuibo Zhang, the current Chairman of the Board of Directors, for a purchase price of US$6,000.

3. M&AA Amendment

To approve and adopt as a special resolution the Third Amended and Restated Memorandum and Articles of Association of the Company.

4. Private Placement

To ratify and approve as an ordinary resolution the issuance of 113,636,360 units, each unit consisting of one ordinary share and a warrant to purchase three ordinary shares, pursuant to certain securities purchase agreement dated October 20, 2023 in a private placement to certain “non-U.S. Persons” as defined in Regulation S.

Registration Statement Withdrawal

On March 20, 2024, the Company withdrew its Registration Statement on Form F-3 (Fie No. 333-276669) filed with the Securities and Exchange Commission on March 20, 2024, together with all exhibits thereto. The Company confirms to the Commission that no securities under the Registration Statement have been sold.

Change in Registrant’s Certified Accountant

On February 7, 2024, the audit committee of the board of directors of the Company approved the dismissal of WWC.P.C. as the Company’s independent registered public accounting firm, effective immediately. On February 7, 2024, the Audit Committee approved the engagement of Audit Alliance LLP (“AA”) as the Company’s independent registered public accounting firm, effective immediately. The Audit Committee also approved AA to act as the Company’s independent registered public accounting firm for the fiscal year ended October 31, 2023.

In deciding to engage AA, the Audit Committee of Board of Directors reviewed auditor independence and existing commercial relationships with AA, and concluded that AA has no commercial relationship with the Company that would impair its independence.

During the two most recent fiscal years and through the subsequent interim period preceding AA’s engagement, the Company has not consulted with AA regarding (i) the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Company’s financial statements, and neither a written report was provided to the Company nor oral advice was provided that AA concluded was an important factor considered by the Company in reaching a decision as to the accounting, auditing or financial reporting issue, or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions to Item 304 of Regulation S-K) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

Registration Statement on Form S-8

On January 18, 2024, the Company filed a registration statement on Form S-8 with the Securities and Exchange Commission relating to the registration under the United States Securities Act of 1933, of up to 17,600,000 ordinary shares, par value US$0.00015 per share, issuable under its 2024 Equity Incentive Plan dated as of 12 January 2024 approved by the Board of Directors of the Company on January 12, 2024.

Results of the 2024 Extraordinary General Meeting of Shareholders

The Company held its 2024 extraordinary general meeting of shareholders on February 15, 2024. The final voting results for each matter submitted to a vote of shareholders at the meeting are as follows:

1. Share Capital Increase

The shareholders approved by an ordinary resolution, the increase of the authorised share capital of the Company by the sum of US$9,600,000 by the creation of 64,000,000,000 shares of par value of US$0.00015 each, such that the total authorised share capital of the Company is US$9,750,000 divided into 65,000,000,000 Shares of par value US$0.00015 each.

2. Share Consolidation

The shareholders approved by an ordinary resolution, immediately following the Share Capital Increase, a share consolidation or reverse stock split, of the Company’s ordinary shares at a ratio of one-for-thirteen such that each thirteen ordinary shares of the Company shall be combined into one ordinary share of the Company (the “Share Consolidation”). After the Share Consolidation, the Company’s authorised share capital will be US$9,750,000 divided into 5,000,000,000 ordinary shares of a par value of US$0.00195 each.

The Board of Directors passed resolutions on May 10, 2024, to establish this date as the effective date for share splits.

3. M&AA Amendment

The shareholders approved and adopted as a special resolution the Fourth Amended and Restated Memorandum and Articles of Association of the Company, to reflect the increase of authorised share capital and number of authorized shares, and that the Amended M&AA be and hereby are, approved and adopted with immediate effect in substitution for the current Amended and Restated Memorandum and Articles of Association.

Closing of Private Placement

The Company entered into certain securities purchase agreement October 20, 2023 with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 113,636,360 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.018 per share and a warrant to purchase three Shares with an initial exercise price of $1.10, at a price of $0.44 per Unit, for an aggregate purchase price of approximately $50 million.

On November 30, 2023, the Company held its 2023 extraordinary general meeting of shareholders, pursuant to which the shareholders of the Company approved, including, among other things, the SPA and the Offering.

On December 21, 2023, the transaction contemplated by the SPA consummated when all the closing conditions of the SPA have been satisfied and the Company issued the Units to the Purchasers pursuant to the SPA. The proceeds from the Offering will be used for the Company’s working capital and general corporate purposes.

Non-binding Acquisition Agreement

On April 3, 2024, the Company entered into a non-binding agreement with the owner of Shenzhen Maigesong Electric Technology Co., Ltd.(“Maigesong”) to acquire 100% of the issued and outstanding shares of Maigesong.